Expense Example - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio - VIP Value Strategies Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883